Summary of Significant Accounting Policies and Practices (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012 CNY (¥)	Apr. 23, 2009
Summary Of Significant Accounting Policies And Practices [Line Items]
Foreign currency translation rate	6.4778				6.4778
Cash and cash equivalents	$ 2,216			¥ 11,578	¥ 14,355	$ 1,454	¥ 9,020	¥ 5,006
Restricted cash	6,671				43,215		48,085
Allowance for doubtful accounts	115			795	¥ 747	$ 127	¥ 825	¥ 1,196
Depreciation expense recorded in cost of goods sold	$ 6,872	¥ 44,515	¥ 47,701	¥ 48,161
Depreciation recorded in cost of goods sold, percent	56.50%	56.50%	85.40%	86.70%
Depreciation recorded in administrative and selling expenses, percent	43.50%	43.50%	14.60%	13.30%
Estimated liability related to defective products
Loss on impairment of assets	$ 1,114	¥ 7,219
Research and Development Expense	$ 559	¥ 3,619	¥ 8,005	¥ 10,906
Value Added Tax Rate	17.00%	17.00%
Working Capital Deficiency	$ 23,403				¥ 151,599
Net losses	$ 10,662	¥ 69,068	71,344	¥ 58,952
Fuwei Films USA, LLC [Member]
Summary Of Significant Accounting Policies And Practices [Line Items]
Equity interest held by parent	60.00%				60.00%				60.00%
Equity interest held by partner	40.00%				40.00%				40.00%
Net losses	$ 129	¥ 834	¥ 794